Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of weighted-average remaining lease term and discount rate
December 31,
2019

Weighted average remaining lease term	2.83 years

Weighted average discount rate	3.75%

Schedule of Lease expense
Year ended
December 31, 2019

Operating lease	$1,325
Short-term lease	$79
Total lease expense	$1,404

Schedule of maturities of lease liabilities
Operating Leases

2020	1,410
2021	1,384
2022	1,313
2023	1,168
2024 and thereafter	1,445
Total operating lease payments	$6,720
Less: imputed interest	490
Present value of lease liabilities	$6,230